Accounts Payable and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Other Accrued Liabilities
The table below provides details for the amounts included in “Accounts payable and other accrued liabilities” on the balance sheets.

(In millions)	December 31, 2019	December 31, 2018
Accounts payable — trade	$154.3	$228.9
Employee benefits and payroll accruals	39.2	28.0
Wages payable	22.2	22.6
Accrued interest	17.3	14.5
Other accrued liabilities	34.4	31.5
Total	$267.4	$325.5